Related Party Transactions (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2014
Consulting expenses		$ 99,000	$ 321,205
Professional fees		526,257	724,385
Forgiveness of accounts payable and accrued expenses - related party		(132,339)	0
Line Of Credit Issued To Related Party	$ 1,000,000
Due from Related Parties		$ 0	0	$ 164,398
Accounts Payable and Accrued Liabilities [Member]
Related party expenses			397,055
Accrued interest
Allowance for Loan and Lease Losses, Write-offs			177,382
Related Parties
Professional fees			$ 57,345